Share-Based Compensation Expense, Number of Deferred Stock Units Granted, Weighted Average Grant-Date Fair Value, and Aggregate Intrinsic Value of Non-Employee Director Deferred Stock Units (Detail) (USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based compensation expense (in millions)	$ 116.0	$ 94.0	$ 103.0
Deferred Stock Units | Director
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based compensation expense (in millions)	1.4	1.2	1.1
Non-employee director deferred stock units granted	31,000	27,000	29,000
Weighted average grant-date fair value (per share)	$ 44	$ 39	$ 36
Aggregate intrinsic value of shares distributed (in millions)	$ 0.7	$ 1.0	$ 1.4